FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-6707


                    Narragansett Insured Tax-Free Income Fund
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2005

                  Date of reporting period: September 30, 2005





Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).


				NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 2005
                                   (unaudited)



      Face Amount      General Obligation Bonds (42.7%)                              Ratings Moody's, S&P              Value (a)
                                                                                          or Fitch


                      Coventry, Rhode Island
 $            550,000       5.000%, 11/01/16 AMBAC Insured                               Aaa+/AAA+++                    587,999
              550,000       5.000%, 11/01/17 AMBAC Insured                               Aaa+/AAA+++                    583,396

                       Cranston, Rhode Island
              500,000       2.750%, 02/15/09 FSA Insured                                 Aaa+/AAA++                     489,610
            1,000,000       3.125%, 02/15/11 FSA Insured                                 Aaa+/AAA++                     983,030
              500,000       5.450%, 11/15/11 FGIC Insured                                Aaa+/AAA++                     547,590

                       Cumberland, Rhode Island
              250,000       3.750%, 02/01/13 FGIC Insured                                Aaa+/AAA++                     251,745
              250,000       4.000%, 02/01/14 FGIC Insured                                Aaa+/AAA++                     253,960
              250,000       4.000%, 02/01/15 FGIC Insured                                Aaa+/AAA++                     252,840
              500,000       5.000%, 08/01/15 MBIA Insured                                Aaa+/AAA++                     532,240
              250,000       4.000%, 02/01/16 FGIC Insured                                Aaa+/AAA++                     251,410
              250,000       4.100%, 02/01/17 FGIC Insured                                Aaa+/AAA++                     252,195
              250,000       4.150%, 02/01/18 FGIC Insured                                Aaa+/AAA++                     251,557
            1,255,000       5.000%, 10/01/18 MBIA Insured                                Aaa+/AAA++                   1,324,665
            1,040,000       5.200%, 10/01/21 MBIA Insured                                Aaa+/AAA++                   1,122,534

                       Lincoln, Rhode Island
              400,000       5.100%, 01/15/06 MBIA Insured                                Aaa+/AAA++                     402,748

                      New Shoreham, Rhode Island
              245,000      4.000%, 11/15/15 AMBAC Insured                                Aaa+/AAA++                     247,715
              255,000      4.250%, 11/15/16 AMBAC Insured                                Aaa+/AAA++                     260,329
              270,000      4.250%, 11/15/17 AMBAC Insured                                Aaa+/AAA++                     274,801
              910,000      4.800%, 04/15/18 AMBAC Insured                                Aaa+/AAA++                     948,793
              285,000      4.500%, 11/15/18 AMBAC Insured                                Aaa+/AAA++                     292,846
            1,105,000      5.000%, 04/15/22 AMBAC Insured                                Aaa+/AAA++                   1,160,151

                       Newport, Rhode Island
            1,000,000       4.500%, 11/01/15 AMBAC Insured                              Aaa+/AAA+++                   1,044,460
            1,000,000       4.750%, 11/01/18 AMBAC Insured                              Aaa+/AAA+++                   1,045,160
              800,000       5.000%, 11/01/20 AMBAC Insured                              Aaa+/AAA+++                     847,688

                      North Kingstown, Rhode Island
              500,000       3.750%, 10/01/12 FGIC Insured                                 Aaa+/AAA++                    506,450

                       North Providence, Rhode Island
              400,000       5.700%, 07/01/08 MBIA Insured                                Aaa+/AAA++                     426,308
              500,000       3.500%, 10/15/13 FSA Insured                                 Aaa+/AAA++                     495,160
              500,000       4.700%, 09/15/14 FSA Insured                                 Aaa+/AAA++                     525,090
              500,000       3.650%, 10/15/14 FSA Insured                                 Aaa+/AAA++                     496,195
              500,000       3.750%, 10/15/15 FSA Insured                                 Aaa+/AAA++                     494,640

                       Pawtucket, Rhode Island
              600,000       4.300%, 09/15/09 AMBAC Insured                              Aaa+/AAA+++                     624,264
              795,000       3.500%, 04/15/10 AMBAC Insured                              Aaa+/AAA+++                     802,298
              250,000       4.400%, 09/15/10 AMBAC Insured                              Aaa+/AAA+++                     262,680
              825,000       3.500%, 04/15/11 AMBAC Insured                              Aaa+/AAA+++                     828,292
              850,000       3.625%, 04/15/12 AMBAC Insured                              Aaa+/AAA+++                     854,173
              545,000       3.500%, 07/01/12 FGIC Insured                               Aaa+/AAA+++                     543,681
              880,000       3.750%, 04/15/13 AMBAC Insured                              Aaa+/AAA+++                     885,060
              910,000       4.000%, 04/15/14 AMBAC Insured                              Aaa+/AAA+++                     923,059

                       Providence, Rhode Island
              700,000       5.500%, 01/15/11 FSA Insured                                 Aaa+/AAA++                     727,405
            1,925,000       5.200%, 04/01/11 AMBAC Insured                              Aaa+/AAA+++                   2,089,703
            1,000,000       3.600%, 07/15/13 Series A FSA Insured                        Aaa+/AAA++                     997,270
            1,000,000       5.000%, 01/15/16 FGIC Insured                                Aaa+/AAA++                   1,067,020
            1,000,000       5.000%, 01/15/17 FGIC Insured                                Aaa+/AAA++                   1,059,620
            1,000,000       5.000%, 01/15/18 FGIC Insured                                Aaa+/AAA++                   1,054,720

                       Rhode Island Consolidated Capital Development Loan
            1,000,000       5.250%, 11/01/11 Series C MBIA Insured                       Aaa+/AAA++                   1,096,680
            1,000,000       5.000%, 06/01/14 Series B FGIC Insured                       Aaa+/AAA++                   1,064,170
            1,000,000       5.000%, 09/01/14 Series A FGIC Insured                       Aaa+/AAA++                   1,062,960
            2,000,000       5.000%, 08/01/15 Series B FGIC Insured                       Aaa+/AAA++                   2,118,840
            1,500,000       4.750%, 09/01/17 Series A FGIC Insured                       Aaa+/AAA++                   1,557,030

                      Rhode Island State & Providence Consolidated Capital
                      Development Loan Refunding
            2,000,000      5.000%, 08/01/12 Series B MBIA Insured                        Aaa+/AAA++                   2,175,500

                       South Kingstown, Rhode Island
              500,000       5.500%, 06/15/12 FGIC Insured                               Aaa+/AAA+++                     552,195
              500,000       3.400%, 06/15/12 AMBAC Insured                                Aaa+/NR                       495,840

                       State of Rhode Island
            1,000,000       5.125%, 07/15/11 FGIC Insured                                Aaa+/AAA++                   1,057,140
            4,000,000       5.000%, 08/01/14 FGIC Insured                                Aaa+/AAA++                   4,263,440
            1,500,000       5.000%, 09/01/15 FGIC Insured                                Aaa+/AAA++                   1,594,440
            2,000,000       5.250%, 11/01/17 FGIC Insured                                Aaa+/AAA++                   2,195,220
            2,500,000       5.000%, 09/01/18 MBIA Insured                                Aaa+/AAA++                   2,662,250
            2,000,000       5.000%, 09/01/19 MBIA Insured                                Aaa+/AAA++                   2,127,300
            1,500,000       5.000%, 09/01/20 MBIA Insured                                Aaa+/AAA++                   1,590,585

                        Warwick, Rhode Island
              665,000       4.250%, 07/15/14 AMBAC Insured                               Aaa+/AAA++                     684,704
              195,000       5.600%, 08/01/14 FSA Insured                                 Aaa+/AAA++                     203,096
              700,000       4.375%, 07/15/15 AMBAC Insured                               Aaa+/AAA++                     722,974
              770,000       4.600%, 07/15/17 AMBAC Insured                               Aaa+/AAA++                     798,998
            1,000,000       5.000%, 03/01/18 FGIC Insured                                Aaa+/AAA++                   1,056,260
              810,000       4.700%, 07/15/18 AMBAC Insured                               Aaa+/AAA++                     840,885
            1,000,000       5.000%, 01/15/19 FGIC Insured                                Aaa+/AAA++                   1,066,030
              855,000       4.750%, 07/15/19 AMBAC Insured                               Aaa+/AAA++                     886,011
              500,000       5.000%, 01/15/20 FGIC Insured                                Aaa+/AAA++                     531,535

                       West Warwick, Rhode Island
              500,000       4.875%, 03/01/16 AMBAC Insured                              Aaa+/AAA+++                     527,380
              670,000       5.000%, 03/01/17 AMBAC Insured                              Aaa+/AAA+++                     712,960
              700,000       5.050%, 03/01/18 AMBAC Insured                              Aaa+/AAA+++                     748,076
              735,000       5.100%, 03/01/19 AMBAC Insured                              Aaa+/AAA+++                     787,552

                        Woonsocket, Rhode Island
              500,000       3.500%, 03/01/12 AMBAC Insured                              Aaa+/AAA+++                     498,850
              655,000       4.450%, 12/15/12 FGIC Insured                               Aaa+/AAA+++                     681,449
              685,000       4.550%, 12/15/13 FGIC Insured                               Aaa+/AAA+++                     713,900

                                                                                                          ----------------------
                          Total General Obligation Bonds                                                             66,946,800
                                                                                                          ----------------------

                       Revenue Bonds (55.5%)
                      ------------------------------------------------------

                       Development Revenue Bonds (10.6%)
                      ------------------------------------------------------

                       Providence Rhode Island Redevelopment Agency Revenue
                       Refunding Public Safety Building Project
            1,000,000       3.700%, 04/01/13 Series 2005 A AMBAC Insured                 Aaa+/AAA++                   1,000,650

                       Rhode Island Convention Center Authority
              500,000       5.000%, 05/15/07 Series 1993 B MBIA Insured                  Aaa+/AAA++                     515,440
            1,380,000       5.000%, 05/15/23 Series 1993 C MBIA Insured                  Aaa+/AAA++                   1,393,800

                      Rhode Island Convention Center Authority Revenue Refunding
              925,000       5.000%, 05/15/10 Series 1993 B MBIA Insured                  Aaa+/AAA++                     992,543

                       Rhode Island Public Building Authority State Public Projects
            1,000,000       5.250%, 02/01/09 Series 1998 A AMBAC Insured                 Aaa+/AAA++                   1,055,930
              500,000       5.000%, 12/15/09 Series 1999 A AMBAC Insured                 Aaa+/AAA++                     535,040
            1,000,000       5.250%, 12/15/14 Series 1998 FSA Insured                     Aaa+/AAA++                   1,076,630
              500,000       5.500%, 12/15/14 Series 1996 B MBIA Insured                  Aaa+/AAA++                     524,125
              500,000       5.500%, 12/15/15 Series 1996 B MBIA Insured                  Aaa+/AAA++                     524,125

                       Rhode Island State Economic Development Corp.,
                        Airport Revenue
            1,000,000       5.000%, 07/01/18 Series B FSA Insured                        Aaa+/AAA++                   1,047,360

                      Rhode Island State Economic Development Corp. Airport
                       Revenue Refunding
            1,670,000       5.000%, 07/01/13  Series C MBIA Insured                      Aaa+/AAA++                   1,809,011

                      Rhode Island State Economic Development Corp., Motor
                      Fuel Tax Revenue (Rhode Island Department of Transportation)
            2,000,000      3.875%, 06/15/14 Series A AMBAC Insured                       Aaa+/AAA++                   2,016,500
            1,000,000      4.000%, 06/15/15 Series A AMBAC Insured                       Aaa+/AAA++                   1,011,860

                       Rhode Island State Economic Development Corp.,
                       University of Rhode Island
              750,000       4.800%, 11/01/11 Series 1999 FSA Insured                      Aaa+/NR                       791,445
              750,000       4.900%, 11/01/12 Series 1999 FSA Insured                      Aaa+/NR                       791,633
              750,000       4.900%, 11/01/13 Series 1999 FSA Insured                      Aaa+/NR                       791,633
              750,000       5.000%, 11/01/14 Series 1999 FSA Insured                      Aaa+/NR                       795,907

                                                                                                          ----------------------
                       Total Development Revenue Bonds                                                               16,673,632
                                                                                                          ----------------------

                       Higher Education Revenue Bonds (26.7%)
                      ---------------------------------------------------------

                       Providence, Rhode Island Public Building Authority,
                        School Projects
            1,395,000       4.000%, 12/15/12  Series 2003 A MBIA Insured                 Aaa+/AAA++                   1,430,921
            1,450,000       4.000%, 12/15/13  Series 2003 A MBIA Insured                 Aaa+/AAA++                   1,481,799
            1,505,000       4.000%, 12/15/14  Series 2003 A MBIA Insured                 Aaa+/AAA++                   1,528,463
            1,570,000       4.000%, 12/15/15  Series 2003 A MBIA Insured                 Aaa+/AAA++                   1,587,568
            1,630,000       4.000%, 12/15/16  Series 2003 A MBIA Insured                 Aaa+/AAA++                   1,639,047

                       Providence, Rhode Island Public Building School & Public
                        Facilities Project
            1,500,000       5.250%, 12/15/17 AMBAC Insured                               Aaa+/AAA++                   1,630,515
            1,000,000       5.250%, 12/15/19 AMBAC Insured                               Aaa+/AAA++                   1,087,010

                       Rhode Island Health & Education Building Corp., Brown
                        University
            2,000,000       5.250%, 09/01/17 Series 1993 MBIA Insured                   AAA++/AAA+++                  2,156,440
            1,000,000       5.000%, 09/01/23 Series 1993 MBIA Insured                    Aaa+/AAA++                   1,038,060

                       Rhode Island Health & Education Building Corp., Bryant
                        College
            1,000,000       5.125%, 06/01/19 AMBAC Insured                               Aaa+/AAA++                   1,066,920
              230,000       5.000%, 12/01/21 AMBAC Insured                               Aaa+/AAA++                     242,556

                       Rhode Island Health & Education Building Corp., Higher
                        Educational Facilities
              500,000       3.500%, 09/15/13 Series 2003 B MBIA Insured                  Aaa+/AAA++                     493,500
            1,010,000       3.625%, 09/15/14 Series 2003 B MBIA Insured                  Aaa+/AAA++                     992,921
              600,000       3.625%, 09/15/14 Series 2003 C MBIA Insured                  Aaa+/AAA++                     589,854
            1,050,000       4.000%, 09/15/15 Series 2003 B MBIA Insured                  Aaa+/AAA++                   1,055,670
              500,000       4.000%, 09/15/15 Series 2003 C MBIA Insured                  Aaa+/AAA++                     502,700
            1,040,000       4.000%, 09/15/16 Series 2003 B MBIA Insured                  Aaa+/AAA++                   1,039,064
              500,000       4.000%, 09/15/16 Series 2003 C MBIA Insured                  Aaa+/AAA++                     499,550

                       Rhode Island Health & Education Building Corp.,
                        Johnson & Wales University
              465,000       5.500%, 04/01/15 Series 1999 A MBIA Insured                  Aaa+/AAA++                     527,087
              900,000       5.500%, 04/01/16 Series 1999 A MBIA Insured                  Aaa+/AAA++                   1,022,985
              785,000       5.500%, 04/01/17 Series 1999 A MBIA Insured                  Aaa+/AAA++                     895,716
            1,360,000       4.000%, 04/01/12 Series 2003 XLCA Insured                    Aaa+/AAA++                   1,392,014
            3,210,000       4.000%, 04/01/13 Series 2003 XLCA Insured                    Aaa+/AAA++                   3,274,585
            2,000,000       4.000%, 04/01/14 Series 2003 XLCA Insured                    Aaa+/AAA++                   2,025,860

                        Rhode Island Health & Education Building Corp.,
                         Rhode Island School of Design
              505,000      4.700%, 06/01/18 Series 2001 MBIA Insured                     Aaa+/AAA++                     526,397
              280,000      4.750%, 06/01/19 Series 2001 MBIA Insured                     Aaa+/AAA++                     292,214

                       Rhode Island Health & Education Building Corp., Roger
                        Williams University
            1,000,000       5.500%, 11/15/11 Series 1996 S AMBAC Insured                  NR/AA++                     1,046,430
              500,000       5.125%, 11/15/11 AMBAC Insured                               Aaa+/AAA++                     536,555
            1,000,000       5.125%, 11/15/14 Series 1996 S AMBAC Insured                 Aaa+/AAA++                   1,073,110
            1,000,000       5.000%, 11/15/18 Series 1996 S AMBAC Insured                 Aaa+/AAA++                   1,061,300

                       Rhode Island Health & Education Facilities Authority
                        Providence College
            1,000,000       4.250%, 11/01/14 XLCA Insured                                Aaa+/AAA++                   1,031,010
            2,500,000       4.375%, 11/01/15 XLCA Insured                                Aaa+/AAA++                   2,569,275
            2,500,000       4.500%, 11/01/16 XLCA Insured                                Aaa+/AAA++                   2,592,425
            1,000,000       4.500%, 11/01/17 XLCA Insured                                Aaa+/AAA++                   1,030,000

                       Rhode Island State Health & Educational Building Corp.,
                         University of Rhode Island
            1,000,000       3.500%, 9/15/13 Series 2004 A AMBAC Insured                  Aaa+/AAA++                     990,400

                                                                                                          ----------------------
                       Total Higher Education Revenue Bonds                                                          41,949,921
                                                                                                          ----------------------

                       Housing Revenue Bonds (0.6%)
                      --------------------------------------------------------

                       Rhode Island Housing & Meeting Finance Corp. Homeowner
                        Opportunity
            1,000,000       3.750%, 10/01/13  Series 50-A MBIA Insured                  Aaa+/AAA+++                   1,002,740
                                                                                                          ----------------------

                       Pollution Control Revenue Bonds (4.3%)
                      ---------------------------------------------------------

                       Rhode Island Clean Water Finance Agency, Water Pollution
                       Control Bonds
            1,800,000       5.000%, 10/01/18  Series 2002 B MBIA Insured                 Aaa+/AAA++                   1,903,176
            4,765,000       4.375%, 10/01/21  Series 2002 B MBIA Insured                 Aaa+/AAA++                   4,812,174

                                                                                                          ----------------------
                       Total Pollution Control Revenue Bonds                                                          6,715,350
                                                                                                          ----------------------

                       Water and Sewer Revenue Bonds (9.8%)
                      ---------------------------------------------------------

                       Bristol County, Rhode Island Water Authority
              300,000       5.000%, 12/01/08 Series 1997 A MBIA Insured                  Aaa+/AAA++                     307,071
              750,000       5.250%, 07/01/17 Series 1997 A MBIA Insured                  Aaa+/AAA++                     782,475
            1,000,000       3.250%, 12/01/12 Series 2004 Refdg. A MBIA Insured           Aaa+/AAA++                     970,750
            1,000,000       3.500%, 12/01/13 Series 2004 Refdg. A MBIA Insured           Aaa+/AAA++                     986,690
            1,000,000       3.500%, 12/01/14 Series 2004 Refdg. A MBIA Insured           Aaa+/AAA++                     977,710

                       Kent County, Rhode Island Water Authority
              500,000       4.000%, 07/15/12  Series 2002 A MBIA Insured                 Aaa+/AAA++                     513,730
            1,055,000       4.150%, 07/15/14  Series 2002 A MBIA Insured                 Aaa+/AAA++                   1,080,004

                       Rhode Island Clean Water Protection Finance Agency
              200,000       5.300%, 10/01/07 1993 Ser. 1993 A MBIA Insured               Aaa+/AAA++                     208,540
              300,000       5.400%, 10/01/09 1993 Ser. 1993 A MBIA Insured               Aaa+/AAA++                     324,531
              500,000       4.500%, 10/01/11 1993 Ser. 1993 B AMBAC Insured              Aaa+/AAA++                     517,330
            1,000,000       5.125%, 10/01/11 Ser. 1999 C MBIA Insured                    Aaa+/AAA++                   1,066,910
              500,000       4.600%, 10/01/13 Ser. A AMBAC Insured                        Aaa+/AAA++                     517,480
              500,000       4.750%, 10/01/14 Ser. A AMBAC Insured                        Aaa+/AAA++                     523,080
            1,250,000       5.400%, 10/01/15 Ser. A MBIA Insured                         Aaa+/AAA++                   1,393,325
            2,000,000       4.750%, 10/01/18 Ser. A AMBAC Insured                        Aaa+/AAA++                   2,063,720
              500,000       4.750%, 10/01/20 Ser. A AMBAC Insured                        Aaa+/AAA++                     512,030

                       Rhode Island Water Resources Board Public Drinking Water
                        Protection
            1,500,000       4.000%, 03/01/14 MBIA Insured                                Aaa+/AAA++                   1,521,135
            1,000,000       4.250%, 03/01/15 MBIA Insured                                Aaa+/AAA++                   1,027,060

                                                                                                          ----------------------
                       Total Water and Sewer Revenue Bonds                                                           15,293,571
                                                                                                          ----------------------

                       Other Revenue Bonds (3.5%)
                      ---------------------------------------------------------

                       Rhode Island State Capital Development Loan
            1,500,000       5.400%, 08/01/08 MBIA Insured                                Aaa+/AAA++                   1,545,585
            1,135,000       5.000%, 08/01/11 MBIA Insured                                Aaa+/AAA++                   1,187,324

                       State of Rhode Island Certificates of Participation,
                        Howard Center Improvements
              400,000       5.250%, 10/01/10 MBIA Insured                                Aaa+/AAA++                     419,592
              200,000       5.375%, 10/01/16 MBIA Insured                                Aaa+/AAA++                     210,154

                       State of Rhode Island Depositors Economic Protection Corp.
              135,000       5.500%, 08/01/06 Series 1992 B MBIA Insured                  Aaa+/AAA++                     137,892
              300,000       5.800%, 08/01/09 Series 1993 B MBIA Insured                  Aaa+/AAA++                     328,404
              500,000       6.000%, 08/01/17 Series 1992 B MBIA Insured                  Aaa+/AAA++                     549,870
            1,045,000       5.250%, 08/01/21 Series 1993 B MBIA Insured ETM              Aaa+/AAA++                   1,141,537

                                                                                                         ----------------------
                       Total Other Revenue Bonds                                                                      5,520,358
                                                                                                         ----------------------

                       Total Revenue Bonds                                                                           87,155,572
                                                                                                         ----------------------

                       Total Investments (cost $149,164,209*)              98.2%                                    154,102,372

                       Other assets less liabilities                        1.8                                       2,810,170
                                                                            ----                           --------------------

                       Net Assets                                         100.0%                                   $156,912,542
                                                                          ======
                                                                                                         ======================


                      * See note b.

                      Rating Services:
                      +Moody's Investors Service
                      ++Standard & Poor's
                      +++ Fitch
                      NR - Not rated by two of the three ratings services

                      Portfolio Distribution By Quality Rating (unaudited)

                      Aaa of Moody's or AAA of S&P or Fitch                 100%

                                                PORTFOLIO ABBREVIATIONS:
                                                ------------------------

                      AMBAC - American Municipal Bond Assurance Corp.
                      ETM      - Escrowed to Maturity
                      FGIC     - Financial Guaranty Insurance Co.
                      FSA       - Financial Security Assurance
                      MBIA     - Municipal Bond Investors Assurance
                      XLCA     - XL Capital Assurance

                 See accompanying notes to financial statements.


                               NOTES TO FINANCIAL STATEMENTS
                         NARRAGANSETT INSURED TAX-FREE INCOME FUND


(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $149,164,209 amounted to $4,938,163, which consisted of aggregate gross unrealized appreciation of $5,171,391 and aggregate gross unrealized depreciation of $233,228.


Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).




                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 28, 2005



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 28, 2005